Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering, which are totally vested. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2019 (from 2015 to 2019 only restricted share units). From 2011 to 2018, both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. The 2019 award vests on May 10, 2020. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the grant date. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date.
2011 Equity Incentive Plan (continued)

On June 28, 2016, 1,117,380 stock options were converted to a liability award maintaining the original conditions of the 2011 Plan. There were not incremental compensation costs resulting from the modification. The employees affected by this modification were 104. The accrued liability is remeasured on a monthly basis until settlement.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense related to this award in the amount of $1,884, $3,661 and $3,267 during fiscal years 2019, 2018 and 2017, respectively. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The Company recognized $(422), $(175) and $151 of related income tax (expense) benefit during fiscal years 2019, 2018 and 2017, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2019, 2018 and 2017:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Expired (i)	(216,633)	14.35	5.13
Outstanding at December 31, 2019	274,440	10.62	2.77
Exercisable at December 31, 2019	274,440	10.62	2.77

(i)	As of December 31, 2019, 2018 and 2017, additional paid-in capital included $1,111, $844 and $750, respectively, related to expired stock options.

The following table provides a summary of outstanding stock options at December 31, 2019:

Vested (i)
Number of units outstanding	274,440
Weighted-average grant-date fair market value per unit	2.77
Total grant-date fair value	760
Weighted-average accumulated percentage of service	100%
Stock-based compensation recognized in Additional paid-in capital	760

(i)Related to exercisable awards.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2019, 2018 and 2017:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting	(361,284)	7.65
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Exercisable at December 31, 2019	—	—

The total fair value of restricted share units vested during 2019, 2018 and 2017 was $3,295, $3,214 and $2,763, respectively. As of December 31, 2019 the Company issued 470,558 Class A shares, of which 10,870 are related to the 2018 partial vesting. Therefore, accumulated recorded compensation expense totaling $3,359 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance. As of December 31, 2019, there were 3,154 and 2,901 Class A shares, amounting to $18 and $20, pending of issuance in connection with the partial vestings 2019 and 2018, respectively.

The following table provides a summary of outstanding restricted share units at December 31, 2019:

Number of units outstanding (i)	937,839
Weighted-average grant-date fair market value per unit	7.50
Total grant-date fair value	7,034
Weighted-average accumulated percentage of service	67.40%
Stock-based compensation recognized in Additional paid-in capital	4,741
Compensation expense not yet recognized (ii)	2,293

(i)	Related to awards that will vest between fiscal years 2020 and 2023.

(ii)	Expected to be recognized in a weighted-average period of 1.2 years.
Phantom RSU Award

In May 2019, the Company implemented a new long-term incentive plan (called Phantom RSU Award) to reward employees giving them the opportunity to share the success of the Company in the creation of value for its shareholders. In accordance with this plan, the Company granted units (called “Phantom RSU”) to certain employees, pursuant to which they are entitled to receive, when vested, a cash payment equal to the closing price of one Class A share on the respective day in which this benefit is due and the corresponding dividends per-share (if any) formally declared and paid during the service period.

The award has two types of grant. Phantom RSU type one has 465,202 units which vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. Phantom RSU type two has 1,207,455 units which vest 100% at the fifth aniversary from the date of grant. The grant-date stock price of both types of grants was $6.78.

The total compensation cost as of December 31, 2019, amounts to $2,102 which has been recorded under “General and administrative expenses” within the consolidated statement of income. The accrued liability is remeasured at the end of each reporting period until settlement.

The following table summarizes the activity under the plan as of December 31, 2019:

Units
Grant 2019	1,672,657
Forfeited	(10,837)
Outstanding at December 31, 2019	1,661,820

Total Non-vested (i)
Number of units outstanding	1,661,820
Current share price	8.10
Total fair value of the plan	13,461
Weighted-average accumulated percentage of service	15.62%
Accrued liability (ii)	2,102
Compensation expense not yet recognized (iii)	11,359

(i)	Related to awards that will vest between May 2021 and May 2024.

(ii)	Presented within “Accrued payroll and other liabilities” in the Company’s non current liabilities balance sheet.
(iii)
Expected to be recognized in a weighted-average period of 3.97 years.